SCHEDULE OF DEFERRED TAX ASSET LIABILITY (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Share-based compensation	$ 972,043	$ 873,970
Accruals and reserves not currently deductible	649,113	247,348
Impairment of investments and inventory	660,904	674,112
Other	141,349	87,093
Total deferred tax assets	2,423,409	1,882,523
Less: valuation allowance	(2,342,204)
Total deferred tax assets, net of valuation allowance	81,205	1,882,523
Other		9,353
Total deferred tax liability		9,353
Total consolidated deferred tax (liability) assets, net	$ 81,205	$ 1,873,170